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J.P. Morgan Series Trust
60 State Street, Suite 1300
Boston, Massachusetts 02109
(617) 557-0700

January 25, 2001

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

RE: Rule 24f-2 Notice for J.P. Morgan Series Trust with respect to:
         J.P. Morgan Global 50 Fund
         J.P. Morgan Global Healthcare
         J.P. Morgan California Bond Fund: Select/Institutional
         J.P. Morgan Tax Aware U.S. Equity Fund
         J.P. Morgan Tax Aware Disciplined Equity Fund
         J.P. Morgan Tax Aware Enhanced Income Fund
                           Institutional Shares
                           Select Shares
         (Registration Statement File No. 033-11125)

Ladies and Gentlemen:

The purpose of this letter is to notify the Commission within 90 days of the end of the Registrant's fiscal year of the number of Registrant's shares sold during the last fiscal year which are to be registered pursuant to Rule 24f-2 and to pay the appropriate registration fee.

The information required by the above-referenced rule is as follows:

1.       Name and address of Issuer:        J.P. Morgan Series Trust
                                           60 State Street, Suite 1300
                                           Boston, MA 02109

2. Name of each series or class of securities for which this Form is filed leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

         J.P. Morgan Global 50 Fund
         J.P. Morgan Global Healthcare
         J.P. Morgan Tax Aware U.S. Equity Fund
         J.P. Morgan Tax Aware Disciplined Equity Fund
         J.P. Morgan Tax Aware Enhanced Income Fund
                           Institutional Shares
                           Select Shares

3.       Investment Company Act File Number: 811-07795
         Securities Act File Number: 033-11125

4(a).    Last day of fiscal year for which this notice is filed:
         October 31, 2000

4(b). [] Check box if this Form is being filed late (i.e., more than 90 days after the end of the issuer's fiscal year).

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Division of Investment Management
Securities and Exchange Commission
January 25, 2001
Page 2


Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.


5.     Calculation of registration fee:

       (i)      Aggregate sale price of securities sold during
                the fiscal year pursuant to section 24(f):        $ 850,881,680

       (ii)     Aggregate price of securities redeemed or
                repurchased during the fiscal year:               $ 605,731,486

       (iii)    Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending
                no earlier than October 11, 1995 that were not
                previously used to reduce registration fees
                payable to the Commission:                        $ 0

       (iv)     Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                     $ 605,731,486

       (v)      Net sales -- if Item 5(i) is greater
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                  $ 245,150,194

       (vi)     Redemption credits available for use
                in future years -- if Item 5(i) is less
                than Item 5(iv) [subtract Item 5(iv)
                from Item 5(i)]:                                  $ 0

       (vii)    Multiplier for determining registration
                fee (see instruction C.8):                        x .000264

       (viii)   Registration fee due [multiply Item 5(v)
                by Item 5(vii)] (enter "0" if no fee
                is due)                                           =$ 64,719.65
                                                                   =============

6.     Interest due -- if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):      +$

7.     Total of the amount of the registration fee due plus any interest due
       [Item 5(vii) plus Item 6]:                                =$ 64,719.65
                                                                =============

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Division of Investment Management
Securities and Exchange Commission
January 25, 2001
Page 3

8. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 25, 2001

         Account Number: 0001016937


         Method of Delivery:

                                    [X]     Wire Transfer
                                    [ ]     Mail or other means


This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         J.P. MORGAN SERIES TRUST



         By:   /s/ Mary Jo Pace
               --------------------------------------
               Mary Jo Pace
               Vice President and Assistant Treasurer